Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current portion:
Prepayments to suppliers	¥ 162,528	$ 25,504	¥ 78,621
Contract costs	145,628	22,852	13,882
Contract assets, net	550,068	86,318
VAT prepayments	619,391	97,196	470,567
Interest receivable	21,463	3,368	14,204
Individual income tax receivable	48,949	7,681	231,377
Others	138,994	21,811	78,435
Total	1,687,021	264,730	887,086
Non-current portion:
Prepayments for electronic equipment	25,388	3,984	8,978
Others	3,678	577	2,846
Total	¥ 29,066	$ 4,561	¥ 11,824